S000019341 [Member] Investment Objectives and Goals - iShares California Muni Bond ETF	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® CALIFORNIA MUNI BOND ETF Ticker: CMFStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares California Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of California.